UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI         10/27/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 82453 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1807   804796 SH       SOLE                   804796
ACKERMANS                      FE               BE0003764     2335    26179 SH       SOLE                    26179
AERO INVENTORY PLC             FE               GB0004440      898   142000 SH       SOLE                   142000
ANSALDO STS SPA                FE               IT0003977     1710   122000 SH       SOLE                   122000
ANTICHI PELLETTIERI            FE               IT0004016      561    80000 SH       SOLE                    80000
ARYZTA AG                      FE               CH0043238     1948    50076 SH       SOLE                    50076
BANK OF PIRAEUS                FE               GRS014013      689    33838 SH       SOLE                    33838
BARRY CALLEBAUTN               FE               CH0009002     1797     3002 SH       SOLE                     3002
BILFINGER BERGER AG            FE               DE0005909     1453    28000 SH       SOLE                    28000
BOURBON                        FE               FR0004548      883    18000 SH       SOLE                    18000
CHARTER PLC                    FE               GB0001882      749    68000 SH       SOLE                    68000
ELEXIS                         FE               DE0005085     1532    82704 SH       SOLE                    82704
GERRY WEBER INTERNATIONAL      FE               DE0003304      809    36000 SH       SOLE                    36000
GOALS SOCCER CENTRES           FE               GB00B0486      459   125000 SH       SOLE                   125000
GRIFOLS                        FE               ES0171996     2149    85000 SH       SOLE                    85000
HAWESKO HOLDING AG             FE               DE0006042      883    34000 SH       SOLE                    34000
HEALTHCARE LOCUMS              FE               GB00B0MD8      348   170000 SH       SOLE                   170000
HELLENIC EXCHANGES             FE               GRS395363     1456   126427 SH       SOLE                   126427
HERA SPA                       FE               IT0001250     1513   554685 SH       SOLE                   554685
HIQ INTERNATIONAL AB           FE               SE0000461      914   250000 SH       SOLE                   250000
IFG GROUP PLC                  FE               IE0002325      739   420000 SH       SOLE                   420000
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745     1145   520000 SH       SOLE                   520000
INDRA SISTEMAS -A-             FE               ES0118594     2223    94346 SH       SOLE                    94346
INVISTA REAL ESTATE            FE               GB00B1CKT      398   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073      960    33076 SH       SOLE                    33076
KARDEX                         FE               CH0018263     1979    44400 SH       SOLE                    44400
KELLER GROUP                   FE               GB0004866      957    81000 SH       SOLE                    81000
LAMPRELL                       FE               GB00B1CL5     1469   256444 SH       SOLE                   256444
LVL MEDICAL GROUPE             FE               FR0000054      705    58000 SH       SOLE                    58000
MACINTOSH RETAIL GR            FE               NL0000367      987    64701 SH       SOLE                    64701
MARIMEKKO                      FE               FI0009007      752    45000 SH       SOLE                    45000
METRIS INTERNATIONAL           FE               BE0003859      391    55000 SH       SOLE                    55000
MOTA-ENGIL                     FE               PTMEN0AE0     1214   283249 SH       SOLE                   283249
NEWCOURT GROUP PLC             FE               IE00B0LNH      151   540000 SH       SOLE                   540000
NH HOTELES SA                  FE               ES0161560     1398   120000 SH       SOLE                   120000
NKT HOLDING                    FE               DK0010287     1240    26897 SH       SOLE                    26897
POLYTEC HOLDING AG             FE               AT0000A00      910    67000 SH       SOLE                    67000
PROSAFE PRODUCTION             FE               CY0100610      854   361000 SH       SOLE                   361000
PROSEGUR                       FE               ES0175438      860    25000 SH       SOLE                    25000
RAMIRENT OYJ                   FE               FI0009007      884   143402 SH       SOLE                   143402
RATIONAL AG                    FE               DE0007010      942     6000 SH       SOLE                     6000
RAYSEARCH LABORATORIES         FE               SE0000135      260   105000 SH       SOLE                   105000
ROULARTA MEDIA GROUP NV        FE               BE0003741      456    14004 SH       SOLE                    14004
SCHWEIZERISCHE NATIONAL- REG   FE               CH0010811     1835     3000 SH       SOLE                     3000
SEVAN MARINE                   FE               NO0010187      596   150000 SH       SOLE                   150000
SHANKS GROUP                   FE               GB0007995     1597   471786 SH       SOLE                   471786
SMARTRAC NV                    FE               NL0000486      821    39000 SH       SOLE                    39000
SONAE SGPS                     FE               PTSON0AE0      678   905126 SH       SOLE                   905126
SONOVA                         FE               CH0012549      578     9000 SH       SOLE                     9000
SPECTRIS                       FE               GB0003308      785    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1967  1041455 SH       SOLE                  1041455
STORE ELECTRONICS              FE               FR0010282     1097    63000 SH       SOLE                    63000
SUESS MICROTEC                 FE               DE0007226      561   120000 SH       SOLE                   120000
SYNERGIE SA                    FE               FR0000032      678    30000 SH       SOLE                    30000
TANDBERG                       FE               NO0005620     1638   124000 SH       SOLE                   124000
TELEPERFORMANCE                FE               FR0000051     1856    67542 SH       SOLE                    67542
TEN CATE                       FE               NL0000375     2080    63500 SH       SOLE                    63500
TRANSICS INTERNATIONAL         FE               BE0003869      766    35000 SH       SOLE                    35000
TREVI FIN IND                  FE               IT0001351     2321   142705 SH       SOLE                   142705
TRYGVESTA                      FE               DK0060013     1792    28506 SH       SOLE                    28506
TUBACEX                        FE               ES0132945     1415   227000 SH       SOLE                   227000
TULLETT PREBON                 FE               GB00B1H0D     1186   242983 SH       SOLE                   242983
TULLOW OIL                     FE               GB0001500     1145    90102 SH       SOLE                    90102
VENTURE PRODUCTION             FE               GB0031423      975    90000 SH       SOLE                    90000
VT GROUP                       FE               GB0031729     2002   216000 SH       SOLE                   216000
WARTSILA OYJ-B SHARES          FE               FI0009003     1579    38169 SH       SOLE                    38169
WEIR GROUP                     FE               GB0009465     1386   127600 SH       SOLE                   127600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      981    54000 SH       SOLE                    54000
WINCOR NIXDORF                 FE               DE000A0CA     1889    32228 SH       SOLE                    32228
YOUGOV PLC                     FE               GB00B1VQ6      426   400000 SH       SOLE                   400000
ZUMTOBEL                       FE               AT0000837     1023    72914 SH       SOLE                    72914